Related party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions
Related party transactions

17Related party transactions

Key management personnel compensation

Key management personnel are the members of the Board and executive officers.

	June 30,	June 30,
	2025	2024
	£ 000	£ 000
Salaries and other short term employee benefits	712	624
Payments to defined contribution pension schemes	10	7
Share-based payments	2,266	1,325
	2,988	1,957

Aggregate gains made on the exercise of share options for the Directors during the period totalled £nil (June 30, 2024: £nil thousand).

Summary of transactions with other related parties

During the period the following were appointed as members of the Board of Directors:

Name	Effective date
Dómhnal Slattery (chairman)	January 14, 2025
Kris Haber	April 30, 2025
James Keith Brown	May 14, 2025
Poul Carsten Stendevad	May 14, 2025
Lord Andrew Parker	June 2, 2025

During the period the following resigned as members of the Board of Directors:

Name	Effective date
Vincent Casey	January 14, 2025
Stephen Fitzpatrick	January 30, 2025
Gur Kimchi	April 30, 2025
Kathy Cassidy	May 14, 2025
Steve Welch	June 2, 2025

Stuart Simpson was awarded 360,245 share options on January 24, 2025 and 334,200 share options in July 2025, vesting on a quarterly basis until March 31, 2028. Dómhnal Slattery was awarded 814,700 share options on January 24, 2025, and 139,250 share options in July 2025, vesting on a quarterly basis until December 31, 2028.

Additionally, during the six-month period ended June 30, 2025, a total of 36,808 share options and restricted stock units were awarded to other independent members of the Board of Directors.

Both Stuart Simpson’s and Dómhnal Slattery’s engagements with the Company include anti-dilution provisions, pursuant to which, subject to their continued service with the Company, should their respective award represent less than 2.4% and 1% of the Company’s issued and outstanding ordinary shares (excluding Earn Out Shares) respectively, the Company will grant further nil-cost options such that Stuart Simpson’s and Dómhnal Slattery’s respective holding (excluding any sold, transferred or other disposed shares) remains 2.4% and 1% of the Company’s then issued and outstanding ordinary shares respectively.

17Related party transactions (continued)

Summary of relationship with Mudrick Capital

During the six-month period ended June 30, 2025, the Company recognized fair value gains totalling £258,719 thousand and interest charges of £5,782 thousand in relation to Convertible Senior Secured Notes.

The January 2025 Offering included an investment from Mudrick Capital of $25 million in exchange for 4,166,666 Units. Each unit consists of (i) one ordinary share; (ii) one-half of one Tranche A Warrant; and (iii) one-half of one Tranche B Warrant. The Tranche A warrants will expire on the five-year anniversary of the date of issuance and are exercisable at an exercise price of $6.00 per whole ordinary share. The Tranche B warrants will expire five years from the date of issuance and are exercisable at an exercise price of $7.50 per whole ordinary share. The July 2025 Offering included an investment from Mudrick Capital of $12.5 million in exchange for 2,500,000 shares.

Summary of relationship with Stephen Fitzpatrick

Stephen Fitzpatrick retains a 12-month option to purchase up to $25 million units (with each unit consisting of one Ordinary Share plus one-half of a Tranche A warrant and one-half of a Tranche B warrant) at a strike price equal to the per unit purchase price paid by investors in the January 2025 Offering (being $6 per unit), which remains unexercised and outstanding.

In the first six months of 2025, Imagination Industries Investments Ltd, a company controlled by Stephen Fitzpatrick provided and charged the Group with services totalling £151 thousand (2024: £21 thousand), of which £37 thousand remained outstanding as at June 30, 2025 (June 30, 2024: £21 thousand).